SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNING PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss	$ (3,498,152)	$ (5,798,578)	$ (22,245,656)	$ (2,577,721)
Weighted average common shares outstanding—basic	108,753,763	93,330,191	95,150,297	52,099,680
Dilutive common stock equivalents
Weighted average common shares outstanding—diluted	108,753,763	93,330,191	95,150,297	52,099,680
Basic	$ (0.03)	$ (0.06)	$ (0.23)	$ (0.05)
Diluted	$ (0.03)	$ (0.06)	$ (0.23)	$ (0.05)